Fair Value Measurements - Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	$ 0	$ 935,310,172
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings	(190,786)
Fundings of (proceeds from) revolving loans, net		(63,000)
Purchases and fundings of investments		1,059,502,000
PIK interest and non-cash dividends	205,621	513,000
Proceeds from principal payments	1,907,839	(21,647,000)
Fair value, end of period	$ 935,310,172	$ 1,038,699,000
Net change in unrealized appreciation (depreciation) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]		Non-controlled/non-affiliate company investments
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		$ 649,000
Net translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]		Translation of assets and liabilities in foreign currencies
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		$ (1,635,000)
Realized gain (loss) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]		Non-controlled/non-affiliate company investments
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		$ 89,000
Realized gain (loss) on translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]		Foreign currency transactions
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		$ 95,000
Accretion of discounts and amortization of premiums
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, asset, recurring basis, unobservable input reconciliation, gain (loss), statement of income or comprehensive income [Extensible Enumeration]		Gross Investment Income, Operating
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		$ 1,196,000
Debt Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fundings of (proceeds from) revolving loans, net		(63,000)
Purchases and fundings of investments		1,059,408,000
PIK interest and non-cash dividends		513,000
Proceeds from principal payments		(21,647,000)
Fair value, end of period		1,038,605,000
Debt Investments | Net change in unrealized appreciation (depreciation) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		649,000
Debt Investments | Net translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		(1,635,000)
Debt Investments | Realized gain (loss) on investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		89,000
Debt Investments | Realized gain (loss) on translation of investments in foreign currencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		95,000
Debt Investments | Accretion of discounts and amortization of premiums
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, gain (loss) included in earnings		1,196,000
Equity Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases and fundings of investments		94,000
Fair value, end of period		$ 94,000